Federated Ohio Municipal Income Fund
Federated Ohio Municipal Income Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Ohio and Ohio municipalities.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A) and Class F Shares (F) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 and $1,000,000 in certain classes (e.g., A class and F class, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 14.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Federated Ohio Municipal Income Fund	A	F
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Federated Ohio Municipal Income Fund		A		F
Management Fee		0.40%		0.40%
Distribution (12b-1) Fee		none	[1]	0.40%
Other Expenses		0.49%		0.49%
Total Annual Fund Operating Expenses		0.89%		1.29%
Fee Waivers and/or Expense Reimbursements	[2]	0.14%		0.39%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.75%		0.90%
[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").
[2]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's A class and F class (after the voluntary waivers and/or reimbursements) will not exceed 0.75% and 0.90% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) November 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Federated Ohio Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	537	721	921	1,497
F	230	505	800	1,641

Expense Example, No Redemption Federated Ohio Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	537	721	921	1,497
F	130	405	700	1,541

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund pursues its objective by investing its assets so that, normally (except as discussed herein), distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

The Fund does not limit itself to securities of a particular maturity range. Currently, at least a majority of the Fund’s assets will be invested in long-term securities (i.e., securities with stated maturities of 10 years or more).

The Fund also will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality) and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB by Standard & Poor’s, an NRSRO,would be rated in the first, second, third or fourth ratings category, respectively. Securities rated below investment-grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB by Standard & Poor’s, an NRSRO, would be noninvestment-grade securities. The Fund does not have a specific minimum quality rating.

The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities and planned amortization classes. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement.

The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies as more fully described in this Prospectus.

The Fund also may invest in certain securities or other investments as described in this Prospectus (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes).

Because the Fund refers to Ohio municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on prices of fixed-income securities with longer durations.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risk. In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. The Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes. Income from the Fund also may be subject to AMT.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
  Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risk. Since the Fund invests at least a majority of its assets in a portfolio of: (1) long-term, Ohio tax-exempt securities; and (2) investment-grade, Ohio tax-exempt securities, the Fund may be subject to additional risks compared to funds that invest in multiple states. Ohio’s economy is  relatively diversified across the manufacturing, agriculture and service sectors. However, the manufacturing sector is the dominant sector within Ohio and exposes the state to the economic dislocations which occur within cyclical industries. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Non-Diversification Risk. The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s Share price and performance.
  Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities that are below investment-grade quality (which are also known as junk bonds), which may be subject to greater economic, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.
  Technology Risk. The Adviser uses various technology in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's F class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Ohio Municipal Income Fund - F Class

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's F class total return for the nine-month period from January 1, 2013 to September 30, 2013, was (3.05)%.

Within the periods shown in the bar chart, the Fund's F class highest quarterly return was 5.48% (quarter ended September 30, 2009). Its lowest quarterly return was (4.13)% (quarter ended September 30, 2008).
Average Annual Total Return Table
The Fund's A class commenced operation on November 18, 2008. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return table is for the Fund's F class adjusted to reflect the sales charges and expenses of the A class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's F class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the F class and after tax returns for the A class will differ from those shown below for the F class. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) Plan an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Periods Ended December 31, 2012)
Average Annual Total Returns Federated Ohio Municipal Income Fund		1 Year	5 Years	10 Years
F		4.78%	4.12%	3.94%
F Return After Taxes on Distributions		4.78%	4.12%	3.94%
F Return After Taxes on Distributions and Sale of Fund Shares		4.24%	4.04%	3.94%
A		2.19%	3.43%	3.45%
S&P Municipal Bond Ohio Index (reflects no deduction for fees, expenses or taxes)	[1]	10.23%	5.60%	8.99%
S&P Municipal Bond OH, Investment Grade, 3-Year Plus with Tobacco 2% Constrained Sub-Index (reflects no deduction for fees, expenses or taxes)	[2]	8.51%	5.74%	5.15%
Morningstar Municipal Ohio Funds Category Average	[3]	6.78%	4.72%	3.93%
[1]	The S&P Municipal Bond Ohio Index (OH Index) consists of bonds in the S&P Municipal Bond Index (Main Index) that have been issued by the state of Ohio or local governments or state or local government entities within Ohio. The Main Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly.
[2]	The S&P Municipal Bond OH Investment Grade, 3-Year Plus with Tobacco 2% Constrained Sub-Index (OHIG Index) represents the portion of the OH Index composed solely of bonds that are rated BBB-/Baa3 or higher with remaining maturities of more than three years while limiting tobacco bonds to 2%, by market weighting, of the sub-index.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the Morningstar Municipal Ohio Funds Category Average (MSTARMOH) include those that invest at least 80% of assets in Ohio municipal debt and can include long-, intermediate- and short-duration portfolios.